Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,171,300.00
Total Fee Amount	161.76
Total Offset Amount	0.00
Net Fee	$ 161.76
Offering Table N/A
Offset Table N/A	N/A